Share-Based and Unit-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Estimated Grant-Date Fair Values Assumptions
The estimated grant-date fair values of the options granted during the three months ended May 31, 2021 were calculated using the Black-Scholes option-pricing valuation model, based on the following assumptions:

Expected term (in years)	7
Expected equity price volatility	46.12% - 46.25%
Risk-free interest rate	1.12% - 1.29%
Expected dividend yield	0%
The estimated grant-date fair values of the unit options granted the period from March 1, 2019 through February 29, 2020 were calculated using the Black-Scholes option-pricing valuation model, based on the following assumptions:

Expected term (in years)	6
Expected equity price volatility	23% - 55%
Risk-free interest rate	1.9% - 2.8%
Expected dividend yield	0%

Summary of Option Plan Activity
Activity under E2open Holdings’ unit option plan is as follows:

	Predecessor
	Number of Units (in thousands)	Weighted Average Exercise Price Per Unit	Weighted Average Term (in years)
Balance, February 29, 2020	22,001	$1.51	1.9
Exercised	(1,288)	1.45
Forfeited	(312)	1.65

Balance, May 31, 2020	20,401	1.51	1.6

Activity under E2open Holdings’ unit option plan is as follows:

	Predecessor
	Number of Units (in thousands)	Weighted Average Exercise Price Per Unit	Weighted Average Term (in years)
Balance, February 28, 2019	18,617	$1.34	2.3
Granted	5,713	2.04
Exercised	(37)	1.61
Canceled and forfeited	(2,292)	1.51

Balance, February 29, 2020	22,001	1.51	1.9
Exercised	(1,425)	1.45
Forfeited	(721)	1.65

Balance, February 3, 2021	19,855	$1.51	1.1

Schedule of Restricted Equity Plan
Activity under E2open Holdings’ 2015 Restricted Plan was as follows:

	Predecessor
($ in thousands)	Number of Units (in thousands)	Weighted Average Grant Date Fair Value Per Unit	Weighted Average Remaining Term (in years)
Balance, February 29, 2020	8,955	$1.40	1.5
Released	(941)	1.48

Balance, May 31, 2020	8,014	1.39	1.0

Activity under E2open Holdings’ 2015 Restricted Plan was as follows:

	Predecessor
($ in thousands)	Number of Units (in thousands)	Weighted Average Grant Date Fair Value Per Unit	Remaining Term (in years)
Awards not vested, February 28, 2019	12,651	$1.41	2.1
Granted	500	1.65
Released	(4,196)	1.47

Awards not vested, February 29, 2020	8,955	1.40	1.5
Released	(3,523)	1.48

Awards not vested, February 3, 2021	5,432	$1.35	0.3

Schedule of Functional Classification in the Consolidated Statements of Operations
The table below sets forth the functional classification in the Condensed Consolidated Statements of Operations of our equity-based compensation expense:

	Successor	Predecessor
($ in thousands)	Three Months Ended May 31, 2021	Three Months Ended May 31, 2020
Cost of revenue	$200	$110
Research and development	323	169
Sales and marketing	282	191
General and administrative	1,238	1,576

Total share-based and unit-based compensation	$2,043	$2,046

The table below sets forth the functional classification in the Consolidated Statements of Operations of equity- based compensation expense:

	Successor	Predecessor
($ in thousands)	February 4, 2021 through February 28, 2021	March 1, 2020 through February 3, 2021	Fiscal Year Ended February 29, 2020	Fiscal Year Ended February 28, 2019

Cost of revenue	$3,248	$396	$423	$429
Research and development	5,224	499	151	440
Sales and marketing	5,134	659	1,316	1,033
General and administrative	19,394	5,723	6,332	6,264

Total share-based and unit-based compensation	$33,000	$7,277	$8,222	$8,166

2021 Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Option Plan Activity
Activity under the 2021 Incentive Plan related to options is as follows:

	Successor
	Number of Shares (in thousands)	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
Balance, February 28, 2021	—	$—	—
Granted	2,583	9.86

Balance, May 31, 2021	2,583	9.86	9.8

Schedule of Restricted Equity Plan
Activity under the 2021 Incentive Plan related to RSUs is as follows:

	Successor
	Number of Shares (in thousands)	Weighted Average Market Value Per Share	Weighted Average Remaining Contractual Term (in years)
Balance, February 28, 2021	—	$—	—
Granted	2,075	12.87

Balance, May 31, 2021	2,075	12.87	3.4